Balance Sheet Amounts Associated With Medicare Part D (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Other current assets	$ 4,011	$ 2,122
Trade accounts payable and accrued expenses	(2,185)	(1,821)
Risk Corridor Settlement
Segment Reporting Information [Line Items]
Other current assets	105	45
Trade accounts payable and accrued expenses	(36)	(71)
Net current asset	69	(26)
CMS Subsidies/ Discounts
Segment Reporting Information [Line Items]
Other current assets	1,690	743
Trade accounts payable and accrued expenses	(32)	(30)
Net current asset	$ 1,658	$ 713